Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
4.          Stock Based Compensation

The Company adopted ASC 718 “Compensation – Stock Compensation” whereby employee-compensation expense related to stock based payments is recorded over the requisite service period based on the grant date fair value of the awards. The Company’s accounting policy for equity instruments issued to non-employees in exchange for goods and services follows the provisions of ASC 505-50 “Equity-Based Payments to Non-Employees”.  The measurement date for fair value of the equity instruments is determined by the earlier of (i) the date at which commitment for performance by the non-employees is reached, or (ii) the date at which the non-employees performance is complete.

The compensation expense was $168,244 of which $48,270 was for stock and $119,974 for stock options as independent directors’ compensation in lieu of cash, for the nine months ended September 30, 2013 and had no impact on the diluted loss per share.

Outstanding compensatory options consist of the following:

		Weighted Average
	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	4,076,145	$1.70	$0.56	3.8	$-
Granted	498,501	0.12	0.08	5.0	-
Exercised	-	-	-	-	-
Forfeited or lapsed	(214,301)	$2.91	0.79	-	-
Options outstanding at September 30, 2013	4,360,345	$1.48	$0.55	3.4	$-
Options exercisable at September 30, 2013	3,468,725	$1.69	$0.58	2.8	$-

There were 498,501 options granted and no options exercised during the nine months ended September 30, 2013.

All non-vested compensatory stock options consist of the following:	All Options
	Shares	Fair Value
Options subject to future vesting at December 31, 2012	1,110,147	$0.24
Options granted	498,501	0.56
Options forfeited or lapsed	(214,301)	0.11
Options vested	(502,727)	0.32
Options subject to future vesting at September 30, 2013	891,620	$0.41

As of September 30, 2013, there was $123,828 of unrecognized compensation related to non-vested options granted under the plans. The Company expects to recognize this expense over a weighted average period of 2.8 years. The total fair value of options, which vested during the nine months ended September 30, 2013, was $172,580.

Note 5 – Equity Compensation

Incentive Stock Plan Approved by Stockholders: The Company’s stockholders have adopted an incentive stock plan for the benefit of its employees, consultants and advisors. Under the terms of the original plan, the Company was authorized to grant incentive awards for up to 1,000,000 shares of common stock. At the Company’s 2005 annual meeting, its shareholders increased the authorization under the incentive stock plan to 2,000,000 shares.

The incentive stock plan authorizes a variety of awards including incentive stock options, non-qualified stock options, shares of restricted stock, and shares of phantom stock and stock bonuses. In addition, the plan authorizes the payment of cash bonuses when a participant is required to recognize income for federal income tax purposes because of the vesting of shares of restricted stock or the grant of a stock bonus.

The plan authorizes the grant of incentive awards to full-time employees of the Company who are not eligible to receive awards under the terms of an employment contract or another specialty plan. The plan also authorizes the grant of incentive awards to directors who are not eligible to participate in the Company’s outside directors’ stock option plan, independent agents, consultants and advisors who have contributed to the Company’s success.

The Compensation Committee administers the plan. The Committee has absolute discretion to decide which employees, consultants and advisors will receive incentive awards, the type of award to be granted and the number of shares covered by the award. The committee also determines the exercise prices, expiration dates and other features of awards.

The exercise price of incentive stock options must be equal to the fair market value of such shares on the date of the grant or, in the case of incentive stock options granted to the holder of more than 10% of the Company’s common stock, at least 110% of the fair market value of such shares on the date of the grant. The maximum exercise period for incentive stock options is ten years from the date of grant, or five years in the case of an individual who owns more than 10% of the Company’s common stock. The aggregate fair market value determined at the date of the option grant, of shares with respect to which incentive stock options are exercisable for the first time by the holder of the option during any calendar year, shall not exceed $100,000.

There are no incentive stock options outstanding at December 31, 2012.

Outside Directors' Stock Option Plan Approved by Stockholders: The Company’s stockholders have adopted an outside directors' stock option plan for the benefit of its non-employee directors in order to encourage their continued service as directors. Under the terms of the original plan, the Company was authorized to grant incentive awards for up to 125,000 shares of common stock. At the 2005 annual meeting, the Company’s shareholders increased the authorization under the incentive stock plan to 500,000 shares.

On October 17, 2012, the Board of Directors amended the Axion Power International, Inc. independent director’s stock option plan to increase the number of shares of common stock available thereunder from 500,000 shares to 1,000,000 shares.

Each eligible director who is, on or after the effective date, appointed to fill a vacancy on the Board or elected to serve as a member of the Board may participate in the plan. Each eligible director shall automatically be granted an option to purchase the maximum number of shares having an aggregate fair market value on the date of grant of twenty thousand dollars ($20,000). The option price of the stock subject to each option is required to be the fair market value of the stock on its date of grant. Options generally expire on the fifth anniversary of the date of grant. Any option granted under the plan shall become exercisable in full on the first anniversary of the date of grant, provided that the eligible director has not voluntarily resigned or been removed "for cause" as a member of the Board of Directors on or prior to the first anniversary of the date of grant (qualified option). Any qualified option shall remain exercisable after its first anniversary regardless of whether the optionee continues to serve as a member of the Board.

During 2012, the Company issued 171,429 five year options to one of its directors, vesting one third per year over the next three years. These options are exercisable at a price of $0.35 per share, expiring five years from vest date and are valued at $35,136 utilizing the Black-Scholes-Merton option pricing model, with $6,832 recorded as compensation in 2012. There were no issuances in 2011.

Stock Options Held by Officers, Employees, and Consultants Not Approved by Stockholders:

The Company uses the Black-Scholes-Merton Option Pricing Model to estimate the fair value of awards on the measurement date using the weighted average assumptions noted in the following table:

Year	Interest rate %	Dividend Yield %	Expected Volatility %	Expected Life
2012	0.42	0.0	61.12	96 months
2011	1.40	0.0	59.4	76 months

Expected volatilities are calculated based on the historical volatility of the Company’s stock since its listing on the public markets. Management has determined that it cannot reasonably estimate a forfeiture rate given the insufficient amount of time and activity of share option exercise and employee termination patterns. The expected life of options, representing the period of time that options granted are expected to be outstanding, was determined using the contractual term. The risk-free interest rate for periods within the expected life of the option is based on the interest rate for a similar time period of a U.S. Treasury note in effort on the date of the grant.

The following table provides consolidated summary information on the Company’s stock option activity for the years ended
December 31, 2012 and 2011.
		2012
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2011	3,909,300	$1.85	$0.64	4.2
Granted	536,429	1.13	0.15
Exercised	-	-	-
Forfeited or lapsed	(369,584)	2.45	0.82
Options outstanding at December 31, 2012	4,076,145	$1.70	$0.56	3.8	$-
Options exercisable at December 31, 2012	2,965,998	$1.90	$0.65	3.0	$-

		2011
		Weighted Average
All Plan & Non-Plan Compensatory Options	Number of Options	Exercise	Fair Value	Remaining Life (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2010	3,578,520	$1.97	$0.70
Granted	579,552	1.22	0.30
Exercised	-	-	-
Forfeited or lapsed	(248,772)	2.17	0.68
Options outstanding at December 31, 2011	3,909,300	$1.85	$0.65	4.2	$-
Options exercisable at December 31, 2011	2,515,660	$2.12	$0.77	3.2	$-

The following table summarizes the status of the Company’s non-vested options:

All non-vested stock options as of December 31, 2012	Shares	Fair Value
Options subject to future vesting at December 31, 2011	1,393,638	$0.43
Options granted	536,429	0.15
Options forfeited or lapsed	(101,582)	0.25
Options vested	(718,338)	0.42
Options subject to future vesting at December 31, 2012	1,110,147	$0.40

As of December 31, 2012, there was $544,847 of unrecognized compensation related to non-vested options compared to $474,872 at December 31, 2011. The Company expects to recognize the cost over a weighted average period of 1.4 years. The total fair value of options vested was $1,945,085 and $888,318 for 2012 and 2011, respectively.

The compensation expense that has been recognized for options granted was $410,326 and $427,040 for the years ended December 31, 2012 and 2011 respectively. In addition the Company recognized non-cash compensation expense of $35,640 in 2012 and $26,730 in 2011 for stock granted to directors in lieu of cash. There was no dilutive impact per share during 2012 or 2011. For stock options issued as non-qualified stock options, a tax deduction is not allowed until the options are exercised. The amount of this deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the tax effect of the financial statement expense recorded. The tax effect of the income tax deduction in excess of the financial statement expense will be recorded as an increase to additional paid-in capital. Due to the uncertainty of the Company’s ability to generate sufficient taxable income in the future to utilize the tax benefits of the options granted, the Company has recorded a valuation allowance to reduce gross deferred tax assets to zero. As a result, for the year ended December 31, 2012, there is no income tax expense impact from recording the fair value of options granted. There is no tax deduction allowed by the Company for incentive stock options.

The Company has two stockholder approved equity compensation plans. The following sections summarize the Company’s equity compensation arrangements.